Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Disclosure of employee benefit expenses
Employee benefit expenses include the following:

	Year ended December 31,
in € thousand	2023	2022	2021
Salaries	55,793	57,272	47,717
Social security contributions	14,359	(3,035)	35,923
Share-based compensation expense	6,276	(5,215)	14,678
Training and education	1,292	840	603
Other employee benefits	1,553	1,317	1,091
TOTAL EMPLOYEE BENEFIT EXPENSE	79,273	51,178	100,012